SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Jun. 30, 2023
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-07-01
Change in Contract with Customer, Liability [Abstract]
Expected duration for satisfaction of performance obligation	1 year